13. Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets Tables
Intangible assets
	Concession right	Other	Total
Cost	ARS 000	ARS 000	ARS 000

12-31-2016	724,883	98,222	823,105
12-31-2017	724,883	98,222	823,105

Amortization

01-01-2016	475,970	70,444	546,414
Amortization of the year	31,114	9,047	40,161
12-31-2016	507,084	79,491	586,575
Amortization for the year	31,114	17,583	48,697
12-31-2017	538,198	97,074	635,272

Net book value

12-31-2017	186,685	1,148	187,833
12-31-2016	217,799	18,731	236,530